Financial Instruments and Financial Risk Management (Details) - Schedule of IPO Warrants and Additional Warrants	12 Months Ended
Dec. 31, 2022 $ / shares
Bottom of range [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of IPO Warrants and Additional Warrants [Line Items]
Expected volatility	77.57%
Exercise price (in USD) (in Dollars per share)	$ 2.02
Share price (in USD) (in Dollars per share)	$ 1.53
Risk-free interest rate	3.27%
Expected life	3 years
WACC	21.50%
Top of range [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of IPO Warrants and Additional Warrants [Line Items]
Expected volatility	78.89%
Exercise price (in USD) (in Dollars per share)	$ 4.04
Share price (in USD) (in Dollars per share)	$ 1.865
Risk-free interest rate	4.04%
Expected life	4 years 8 months 26 days
WACC	23.30%